Reconciliation of Federal Statutory Income Tax Rate (Detail) (Predecessor, USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 31, 2009
Predecessor
Schedule Of Effective Tax Rates Line Items
Federal income tax expense calculated under statutory rate	$ 44.8	$ 31.3
State income tax expense calculated under statutory rate, net of federal benefit	10.7	5.5
Domestic manufacturing deductions	(2.6)	(1.2)
Valuation allowance for capital loss carryforward	14.3
Dividend received deduction	(0.2)	(0.9)
Other, net	0.1	0.1
Actual income tax provision	$ 67.1	$ 34.8